Finance Cost	6 Months Ended
Jun. 30, 2024
Finance Cost [Abstract]
FINANCE COST
25	FINANCE COST

	Six months ended June 30, 2023	Six months ended June 30, 2024
	RM	RM	USD
Interest expenses on:
Bank borrowings	1,246	4,446	942
Operating lease obligation	14,629	24,327	5,157
Bank charges for investment securities	-	13	3
Total	15,875	28,786	6,102